Income Taxes - Domestic and Foreign Components of Losses Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
United States			$ (145,346)	$ (83,232)	$ (76,530)
Foreign			(8,461)	(9,421)	(8,418)
Loss before income taxes	$ (55,135)	$ (49,332)	$ (153,807)	$ (92,653)	$ (84,948)